Income Taxes Expenses - Deferred tax liabilities and assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carry-forward	$ 24,035,082	$ 30,042,281	$ 22,456,244
Accrued expenses	745,627	331,770	1,082,761
Advertising fees	14,554,843	18,287,319	23,293,389
Deferred subsidies and revenue	3,139		507,414
Provision for doubtful accounts	351,434	197,592	204,936
Depreciation difference of property, plant and equipment	494,779	965,052	530,685
Impairment loss	145,900	161,993	82,505
Total deferred tax assets	40,330,804	49,986,007	48,157,934
Valuation allowance on deferred tax assets	$ (40,330,804)	$ (49,986,007)	$ (48,157,934)	$ (33,663,357)